iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  32 .5%
iShares Core U.S. REIT ETF ................. 18,769 $ 1,212,290
iShares Russell 1000 ETF ................... 56,049 22,017,729
iShares Russell 2000 ETF
(b)
.................. 1,419 394,439
23,624,458
a
Domestic Fixed Income  —  47 .0%
iShares 0-5 Year TIPS Bond ETF .............. 57,485 5,987,063
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 29,251 1,451,142
iShares 10-20 Year Treasury Bond ETF .......... 27,256 2,720,966
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 69,206 3,639,544
iShares 5-10 Year Investment Grade Corporate Bond
ETF
(b)
............................... 47,944 2,554,936
iShares MBS ETF ........................ 76,564 7,256,736
iShares U.S. Treasury Bond ETF .............. 462,331 10,550,393
34,160,780
a
International Equity  —  20 .3%
iShares Core MSCI Emerging Markets ETF ....... 55,714 4,372,992
iShares Core MSCI International Developed Markets
ETF ................................ 102,670 9,069,868
Security Shares Value
a
International Equity — 20.3% (continued)
iShares Global Infrastructure ETF .............. 18,505 $ 1,268,148
14,711,008
a
Total Long-Term Investments — 99.8%
(Cost: $ 66,901,830 ) ................................. 72,496,246
a
Short-Term Securities
Money Market Funds  —  5 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(a) (c) (d)
...................... 3,615,666 3,616,750
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(a) (c)
............................ 126,086 126,086
a
Total Short-Term Securities — 5.2%
(Cost: $ 3,742,698 ) .................................. 3,742,836
Total Investments — 105.0%
(Cost: $ 70,644,528 ) ................................. 76,239,082
Liabilities in Excess of Other Assets — ( 5 .0 ) % ............... (3,617,342)
Net Assets — 100.0% ................................. $ 72,621,740
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 831,915 $ 2,785,948
(a)
$ — $ (1,248) $ 135 $ 3,616,750 3,615,666 $ 7,169
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 82,242 43,844
(a)
— — — 126,086 126,086 3,541 —
iShares 0-5 Year TIPS
Bond ETF ..... 2,614,864 3,511,126 (205,593) (326) 66,992 5,987,063 57,485 78,330 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 795,066 915,345 (236,088) (7,472) (15,709) 1,451,142 29,251 41,818 —
iShares 10-20 Year
Treasury Bond ETF 1,217,637 1,714,822 (167,299) (6,364) (37,830) 2,720,966 27,256 58,928 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 1,597,057 2,114,681 (60,837) (348) (11,009) 3,639,544 69,206 79,849 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 1,044,185 1,549,633 (26,466) (340) (12,076) 2,554,936 47,944 56,349 —
iShares Core MSCI
Emerging Markets
ETF ......... 1,611,354 2,135,241 (80,385) (1,805) 708,587 4,372,992 55,714 42,119 —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
LifePath
®
Target Date 2030 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ 3,942,948 $ 4,830,346 $ (621,241) $ (7,923) $ 925,738 $ 9,069,868 102,670 $ 111,501 $ —
iShares Core U.S.
REIT ETF ..... 582,392 699,933 (198,770) (6,246) 134,981 1,212,290 18,769 19,235 —
iShares Global
Infrastructure ETF 492,491 655,107 (6,709) (102) 127,361 1,268,148 18,505 12,040 —
iShares MBS ETF . 3,174,339 4,234,012 (188,830) (2,075) 39,290 7,256,736 76,564 150,826 —
iShares Russell 1000
ETF ......... 9,395,393 11,829,607 (944,608) (3,381) 1,740,718 22,017,729 56,049 109,982 —
iShares Russell 2000
ETF ......... 156,864 251,254 (70,878) (77) 57,276 394,439 1,419 1,767 —
iShares U.S. Treasury
Bond ETF ..... 4,220,126 6,482,351 (90,291) (1,444) (60,349) 10,550,393 462,331 173,188 —
$ — $ (39,151) $ 3,664,105
$ 76,239,082
$ 946,642 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 72,496,246 $ — $ — $ 72,496,246
Short-Term Securities
Money Market Funds ...................................... 3,742,836 — — 3,742,836
$ 76,239,082 $ — $ — $ 76,239,082
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security